Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Mar. 31, 2025
Year-end Spot Rate [Member] | United States [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1
Year-end Spot Rate [Member] | Singapore [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1.29	1.3445
Average Rate [Member] | United States [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1
Average Rate [Member] | Singapore [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1.2896	1.3381